Accounts Payable and Accrued Liabilities - Additional Information (Detail) - BC Hydro [member]	12 Months Ended
Dec. 31, 2018 $ / lb
Disclosure Of Accounts Payable And Accrued Liabilities [line items]
Contract period	5 years
Percentage of maximum deferred electricity costs	75.00%
Interest added on prime rate	5.00%
Description of amounts payable on the deferral program	The deferred amount, plus interest at the prime rate plus 5%, was repayable on a monthly schedule
Average copper price exceeds threshold amount per pound	3.40
Deferral program effective date	Mar. 01, 2016